OTHER PAYABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OTHER PAYABLES
Schedule of composition of other payables, grouped by major classifications

	March 31,	December 31,
	2021	2020
Accrued expenses	$11,244	$19,464
Commissions payable	8,416	8,326
Employee related compensation	28,693	33,249
Lease liability	8,636	—
Other	1,104	2,416
	$58,093	$63,455

	December 31,
	2020	2019
Accrued expenses	$19,464	$9,214
Commissions payable	8,326	4,855
Employee related compensation	33,249	26,264
Other	2,416	2,208
	$63,455	$42,541